6. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Details Narrative
Rent expense	$ 2,441	$ 4,999	$ 12,832	$ 14,137
Loan outstanding balance			65,292	64,720
Research and Development	$ 110,681	$ 79,586	432,008	$ 439,536
Interest expense and related accrued interest payable			$ 1,955